FEDERATED TOTAL RETURN SERIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                               November 30, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED TOTAL RETURN SERIES, INC. (the "Fund")
            Federated Ultrashort Bond Fund
                  Class A Shares
                  Institutional Shares
                  Institutional Service Shares
            Federated Mortgage Fund
                  Institutional Shares
                  Institutional Service Shares
           1933 Act File No. 33-50773
           1940 Act File No. 811-7115

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 30, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 41 on November 28, 2006.

     If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                 Very truly yours,



                                                 /s/ Andrew P. Cross
                                                 Andrew P. Cross
                                                 Assistant Secretary